Revenue - Schedule of Geographic Segments of Revenue (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Singapore [Member]
Schedule of Geographic Segments of Revenue [Line Items]
Revenue	$ 6,969,041	$ 8,961,092	$ 8,696,136	$ 8,000,921